Other payables	12 Months Ended
Mar. 31, 2025
Other Payables
Other payables

8. Other payables

As of March 31, 2025 and 2024, other payables consisted of the following:

	March 31,
	2025	2024
Outsourcing fees	¥1,584	¥19,085
Professions fees	9,912	1,266
Sales and marketing	4,596	160
Research and development	8,180	7,370
Income tax withholding	3,110	16,423
Compensations	16,070	9,247
Business tax payable	3,919	6,888
Others	10,779	4,326
Total other payables	¥58,150	¥64,765